Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE DISCLOSURE
In accordance with rules adopted by the Securities and Exchange Commission pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation for our principal executive officers (“PEOs”) and Non-PEO NEOs and Company performance for the fiscal years listed below.
	Summary Compensation Table Total for First PEO(2) ($)	Summary Compensation Table Total for Current PEO(2) ($)	Compensation Actually Paid to First PEO(3) ($)	Compensation Actually Paid to Current PEO(3) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(2) ($)	Average Compensation Actually Paid to Non-PEO NEOs(3) ($)	Value of Initial Fixed $100 Investment based on:(4)		Net Income ($ Millions)	CAFD ($ Millions)(5)
Year(1)							TSR ($)	Peer Group TSR ($)
2025	—	2,899,181	—	5,682,218	1,477,161	2,339,829	135.07	153.04	(239)	427
2024	3,196,766	2,851,921	(2,118,247)	3,136,532	1,420,503	1,301,872	99.70	130.68	(63)	425
2023	3,458,999	—	2,399,165	—	1,092,013	914,431	98.85	108.10	(14)	342
2022	3,348,224	—	2,612,184	—	1,016,878	187,491	108.54	119.01	1,060	326
2021	3,092,509	—	5,238,269	—	1,066,691	1,603,696	117.83	118.24	(75)	336

(1)
Christopher S. Sotos served as PEO from 2021 to June 2024 (“First PEO”). Craig R. Cornelius served as PEO since July 2024 (“Current PEO”). The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2021	2022	2023 – 2025
Kevin P. Malcarney	Kevin P. Malcarney	Kevin P. Malcarney
Chad Plotkin	Sarah Rubenstein	Sarah Rubenstein
	Chad Plotkin

(2)
Amounts reported in this column represent (i) the total compensation reported in the Summary Compensation Table in the case of (i) Mr. Sotos, (ii) Mr. Cornelius and (iii) the average of the total compensation reported in the Summary Compensation Table for the Company’s Non-PEO NEOs for the applicable year.

(3)
The amounts shown for “Compensation Actually Paid” have been calculated in accordance with Item 402(v) of Regulation S-K for the applicable year and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments made as described under the “Reconciliation of CAP Adjustments” section below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for Current PEO ($)	Exclusion of Stock Awards for Current PEO ($)	Inclusion of Equity Values for Current PEO ($)	Compensation Actually Paid to Current PEO ($)
2025	2,899,181	(2,899,181)	5,682,218	5,682,218
Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2025	1,477,161	(673,014)	1,535,682	2,339,829
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:
Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Current PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Current PEO ($)	Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Current PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Current PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Current PEO ($)	Total - Inclusion of Equity Values for Current PEO ($)
2025	3,927,291	1,670,069	—	84,858	—	5,682,218
Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2025	933,393	568,999	—	33,290	—	1,535,682

(4)
The Peer Group TSR set forth in this table utilizes the Philadelphia Utility Sector Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2025. The comparison assumes $100 was invested for the period starting December 31, 2020, through the end of the listed year in the Company and in the Philadelphia Utility Sector Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

(5)
As noted in the CD&A, the Compensation Committee selected CAFD as one of the key metrics for evaluating and rewarding management’s performance in the 2025 annual incentive compensation program. CAFD is a non-GAAP measure that is defined in the CD&A under the heading “2025 AIP Bonus Performance Criteria.” Given the importance of CAFD, as discussed further above (i.e., CAFD has a 40% weighting in the AIP scorecard), the Company has determined, in the Company’s assessment, that CAFD represents the most important financial performance measure (that is not otherwise required to be disclosed in the above table) used by the Company to link Compensation Actually Paid to the NEOs for 2025.

Company Selected Measure Name	CAFD
Named Executive Officers, Footnote
(1)
Christopher S. Sotos served as PEO from 2021 to June 2024 (“First PEO”). Craig R. Cornelius served as PEO since July 2024 (“Current PEO”). The individuals comprising the Non-PEO NEOs for each year presented are listed below.
2021	2022	2023 – 2025
Kevin P. Malcarney	Kevin P. Malcarney	Kevin P. Malcarney
Chad Plotkin	Sarah Rubenstein	Sarah Rubenstein
	Chad Plotkin

Peer Group Issuers, Footnote
(4)
The Peer Group TSR set forth in this table utilizes the Philadelphia Utility Sector Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2025. The comparison assumes $100 was invested for the period starting December 31, 2020, through the end of the listed year in the Company and in the Philadelphia Utility Sector Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

Adjustment To PEO Compensation, Footnote
(3)
The amounts shown for “Compensation Actually Paid” have been calculated in accordance with Item 402(v) of Regulation S-K for the applicable year and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments made as described under the “Reconciliation of CAP Adjustments” section below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table.
Year	Summary Compensation Table Total for Current PEO ($)	Exclusion of Stock Awards for Current PEO ($)	Inclusion of Equity Values for Current PEO ($)	Compensation Actually Paid to Current PEO ($)
2025	2,899,181	(2,899,181)	5,682,218	5,682,218
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:
Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Current PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Current PEO ($)	Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Current PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Current PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Current PEO ($)	Total - Inclusion of Equity Values for Current PEO ($)
2025	3,927,291	1,670,069	—	84,858	—	5,682,218

Non-PEO NEO Average Total Compensation Amount	$ 1,477,161	$ 1,420,503	$ 1,092,013	$ 1,016,878	$ 1,066,691
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,339,829	1,301,872	914,431	187,491	1,603,696
Adjustment to Non-PEO NEO Compensation Footnote
(3)
The amounts shown for “Compensation Actually Paid” have been calculated in accordance with Item 402(v) of Regulation S-K for the applicable year and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments made as described under the “Reconciliation of CAP Adjustments” section below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table.
Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2025	1,477,161	(673,014)	1,535,682	2,339,829
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:
Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2025	933,393	568,999	—	33,290	—	1,535,682

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Total Shareholder Return (“TSR”)
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and the cumulative TSR over the five most recently completed fiscal years for the Company and the Philadelphia Utility Sector Index TSR.

Compensation Actually Paid vs. Net Income
Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and our net income during the five most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure
Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and CAFD
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and our CAFD during the five most recently completed fiscal years.

Total Shareholder Return Vs Peer Group
Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Total Shareholder Return (“TSR”)
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and the cumulative TSR over the five most recently completed fiscal years for the Company and the Philadelphia Utility Sector Index TSR.

Tabular List, Table
Tabular List of Most Important Financial Performance Measures
The following is a list of financial performance measures, which in our assessment represent the most important financial performance measures used by the Company to link Compensation Actually Paid to the NEOs for 2025. The measures in this table are not ranked. In addition to these metrics, the Company’s annual bonus program includes key performance milestones relating to the Company’s relevant fleet capacities, project development priorities, cost efficiencies and savings, adherence to budget, energy resource planning, Enterprise Resource and employee engagement. Please see the CD&A for a further description of the metrics used in the Company’s executive compensation program.
•
CAFD

•
Relative TSR

•
CAFD Per Share

Total Shareholder Return Amount	$ 135.07	99.7	98.85	108.54	117.83
Peer Group Total Shareholder Return Amount	153.04	130.68	108.1	119.01	118.24
Net Income (Loss)	$ (239,000,000)	$ (63,000,000)	$ (14,000,000)	$ 1,060,000,000	$ (75,000,000)
Company Selected Measure Amount	427,000,000	425,000,000	342,000,000	326,000,000	336,000,000
PEO Name	Craig R. Cornelius
Percentage of Weightage of CAFD in AIP Scorecard	40.00%
Measure:: 1
Pay vs Performance Disclosure
Name	CAFD
Non-GAAP Measure Description
(5)
As noted in the CD&A, the Compensation Committee selected CAFD as one of the key metrics for evaluating and rewarding management’s performance in the 2025 annual incentive compensation program. CAFD is a non-GAAP measure that is defined in the CD&A under the heading “2025 AIP Bonus Performance Criteria.” Given the importance of CAFD, as discussed further above (i.e., CAFD has a 40% weighting in the AIP scorecard), the Company has determined, in the Company’s assessment, that CAFD represents the most important financial performance measure (that is not otherwise required to be disclosed in the above table) used by the Company to link Compensation Actually Paid to the NEOs for 2025.

Measure:: 2
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 3
Pay vs Performance Disclosure
Name	CAFD Per Share
Christopher S. Sotos [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 3,196,766	$ 3,458,999	$ 3,348,224	$ 3,092,509
PEO Actually Paid Compensation Amount		(2,118,247)	2,399,165	2,612,184	5,238,269
Craig Cornelius [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	2,899,181	2,851,921
PEO Actually Paid Compensation Amount	5,682,218	$ 3,136,532
PEO | Craig Cornelius [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,899,181)
PEO | Craig Cornelius [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,682,218
PEO | Craig Cornelius [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,927,291
PEO | Craig Cornelius [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,670,069
PEO | Craig Cornelius [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Craig Cornelius [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	84,858
PEO | Craig Cornelius [Member] | Equity Award Adjustment Fair Value at Last Day of Prior Year of Equity Awards Granted During any Prior Year that Forfeited During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(673,014)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,535,682
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	933,393
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	568,999
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	33,290
Non-PEO NEO | Equity Award Adjustment Fair Value at Last Day of Prior Year of Equity Awards Granted During any Prior Year that Forfeited During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount